Financial Instruments and Risk Management - Summary of Carrying Amount and Fair Value of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	$ 53,109	$ 172,606
Financial assets, Fair value	53,109	172,606
Financial liabilities, Carrying amount	5,377,713	9,469,286
Financial liabilities, Fair value	5,473,577	9,497,428
Other Non-current Assets
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	41,987	55,593
Financial assets, Fair value	41,987	55,593
Accounts and Other Receivables and Prepaid Expenses and Other Current Assets
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	11,122	117,013
Financial assets, Fair value	11,122	117,013
Total Current
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	11,122	117,013
Financial assets, Fair value	11,122	117,013
Total Non-current
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	41,987	55,593
Financial assets, Fair value	41,987	55,593
Forward Foreign Currency Contracts
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	39,797
Financial liabilities, Fair value	39,797
Bank Loans and Financial Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	2,043,773	2,010,392
Financial liabilities, Fair value	2,084,552	2,009,895
Secured Notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	1,017,501	1,015,657
Financial liabilities, Fair value	1,001,756	990,087
Unsecured Notes
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	2,274,651	2,270,246
Financial liabilities, Fair value	2,345,481	2,312,358
Private Placement Liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount		1,394,552
Financial liabilities, Fair value		1,406,649
Private Placement Derivative
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount		2,640,759
Financial liabilities, Fair value		2,640,759
Warrant Liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount		134,270
Financial liabilities, Fair value		134,270
Other Non-current Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	1,991	3,410
Financial liabilities, Fair value	1,991	3,410
Total current
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	494,568	253,020
Financial liabilities, Fair value	499,237	252,957
Total Non-current
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	4,883,145	9,216,266
Financial liabilities, Fair value	$ 4,974,340	$ 9,244,471